Investment Objectives and Goals - (American Beacon Funds)	Mar. 31, 2026
American Beacon DoubleLine Floating Rate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide a high level of current income consistent with strong risk-adjusted returns.
American Beacon DoubleLine Select Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term total return while striving to generate current income.